Loans payable (Narrative) (Details)	1 Months Ended		12 Months Ended
	Apr. 22, 2021 CAD ($) shares	Sep. 30, 2014 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jul. 12, 2021 CAD ($)	Jun. 08, 2021 CAD ($)	Apr. 09, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jan. 31, 2017	Nov. 30, 2016	Sep. 30, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest payable					$ 1,567	$ 17,883	$ 36,268
Promissory settled by shares			$ 131,250	$ 0
Promissory note related to expired convertible			0	165,000
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Loans received		$ 131,170									$ 100,000
Borrowings, interest rate		10.00%									10.00%
Borrowings, maturity		February 25, 2015
Interest payable			141,929	115,816
Current borrowings			126,780	127,320				$ 129,880
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			429,535	360,166
Current borrowings			343,796	345,004				350,735
Director Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									10.00%
Director Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									12.00%
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			134,405	238,834
Current borrowings			87,186	152,640				534,974
Additional loan			178,937	378,999
Executive Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										10.00%
Executive Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										12.00%
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			10,987	76,270
Current borrowings			90,000	221,250				$ 0
Promissory settled by shares	$ 131,250		(131,250)	0
Promissory note related to expired convertible	$ 165,497		0	165,000
Additional loan			$ 0	$ 56,250
Number of common shares issued in exchange of settlement of debt | shares	133,465
Cash payment For settlement of promissory note	$ 15,000